AURORA 10Q - UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Change in fair value of convertible preferred stock warrants	$ (266,000)	$ (20,411,000)
Change in operating assets and liabilities:
Accounts payable and accrued offering costs	18,667,000	(24,152,000)
Net cash (used in)/provided by operating activities	(142,702,000)	903,501,000
Cash Flows from Investing Activities:
Net cash used in investing activities	(42,635,000)	(29,172,000)
Cash Flows from Financing Activities:
Redemption of Class A ordinary shares	(224,000)	(1,483,000)
Net cash provided by (used in) financing activities	(25,486,000)	(1,292,225,000)
Net Change in Cash	(211,132,000)	(418,505,000)
Cash - Beginning of period	346,065,000	978,874,000
Cash - End of period	134,933,000	560,369,000
Aurora Acquisition Corp
Cash Flows from Operating Activities:
Net income (loss)	(959,086)	2,795,946
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Interest earned on marketable securities held in Trust Account	(2,156,230)	0
Change in fair value of convertible preferred stock warrants	8,089	(5,891,413)
Gain on deferred underwiting fee	0	(182,658)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	57,917	202,299
Accounts receivable	(1,250,000)	502,956
Accounts payable and accrued offering costs	(1,107,150)	2,114,151
Deferred credit liability	8,750,000	0
Net cash (used in)/provided by operating activities	3,343,540	(458,719)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	0	(443,751)
Cash withdrawn from Trust Account in connection with redemption	263,123,592	0
Net cash used in investing activities	263,123,592	(443,751)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	0	900,100
Repayment of promissory note - related party	(2,400,000)	0
Redemption of Class A ordinary shares	(263,123,592)	0
Net cash provided by (used in) financing activities	(265,523,592)	900,100
Net Change in Cash	943,540	(2,370)
Cash - Beginning of period	285,307	37,645
Cash - End of period	1,228,847	35,275
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Adjustment to redemption value	16,999,995	287,884
Deferred underwriting fee payable	$ 0	$ 8,322,442